Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.06%
Canada–0.60%
Canadian Pacific Kansas City Ltd.	152,568	$13,050,667
China–3.38%
JD.com, Inc., ADR	1,461,415	58,456,600
Tencent Holdings Ltd.	261,500	14,540,666
		72,997,266
Denmark–3.89%
Novo Nordisk A/S, Class B	708,180	83,998,306
France–7.12%
Airbus SE	400,882	58,671,582
Dassault Systemes SE	199,941	7,941,810
EssilorLuxottica S.A.	78,917	18,697,345
LVMH Moet Hennessy Louis Vuitton SE	89,115	68,340,108
		153,650,845
Germany–4.10%
Allianz SE	36,013	11,845,358
SAP SE	334,899	76,602,285
		88,447,643
India–7.15%
DLF Ltd.	10,355,445	110,495,109
HDFC Bank Ltd.	486,618	10,021,570
ICICI Bank Ltd., ADR	1,131,564	33,777,185
		154,293,864
Israel–0.94%
Nice Ltd., ADR(a)(b)	117,347	20,379,653
Italy–1.27%
Brunello Cucinelli S.p.A.	173,359	18,715,835
Ferrari N.V.	8,992	4,213,656
Moncler S.p.A.	70,319	4,470,646
		27,400,137
Japan–4.81%
Capcom Co. Ltd.	461,900	10,773,417
Hoya Corp.	77,400	10,720,174
Keyence Corp.	117,644	56,382,297
TDK Corp.	2,032,000	25,957,440
		103,833,328
Netherlands–1.82%
ASML Holding N.V.	34,992	29,108,440
BE Semiconductor Industries N.V.	41,701	5,318,566
Universal Music Group N.V.	188,743	4,937,745
		39,364,751
Spain–1.30%
Amadeus IT Group S.A.	387,519	28,065,085
Sweden–5.18%
Assa Abloy AB, Class B	1,397,888	47,094,716
Atlas Copco AB, Class A	3,342,090	64,771,040
		111,865,756
Shares		Value
Switzerland–0.86%
Lonza Group AG	29,147	$18,496,196
United States–57.64%
Adobe, Inc.(a)	113,584	58,811,524
Alphabet, Inc., Class A	1,374,993	228,042,589
Amazon.com, Inc.(a)	164,544	30,659,484
Analog Devices, Inc.	429,377	98,829,704
Avantor, Inc.(a)(b)	125,901	3,257,059
Boston Scientific Corp.(a)	124,547	10,437,039
Broadcom, Inc.	98,657	17,018,332
Danaher Corp.	39,606	11,011,260
Ecolab, Inc.	38,078	9,722,456
Eli Lilly and Co.	27,399	24,273,870
Equifax, Inc.	130,658	38,395,160
IDEXX Laboratories, Inc.(a)	16,152	8,160,313
Illumina, Inc.(a)	26,212	3,418,307
Intuit, Inc.	118,236	73,424,556
Intuitive Surgical, Inc.(a)	58,948	28,959,384
IQVIA Holdings, Inc.(a)	90,245	21,385,358
Lam Research Corp.	13,938	11,374,523
Linde PLC	14,375	6,854,862
Marriott International, Inc., Class A	76,353	18,981,356
Marvell Technology, Inc.(b)	567,859	40,953,991
Meta Platforms, Inc., Class A	334,676	191,581,929
Microsoft Corp.	109,687	47,198,316
Netflix, Inc.(a)	19,238	13,644,936
NVIDIA Corp.	572,058	69,470,723
Phathom Pharmaceuticals, Inc.(a)(b)	445,633	8,057,045
QUALCOMM, Inc.	24,485	4,163,674
S&P Global, Inc.	177,799	91,854,519
Synopsys, Inc.(a)	9,522	4,821,846
Thermo Fisher Scientific, Inc.	14,479	8,956,275
TJX Cos., Inc. (The)	39,141	4,600,633
Visa, Inc., Class A	189,321	52,053,809
Zoetis, Inc.	21,534	4,207,313
		1,244,582,145
Total Common Stocks & Other Equity Interests (Cost $717,245,125)		2,160,425,642
Money Market Funds–0.36%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(c)(d)	2,745,031	2,745,031
Invesco Treasury Portfolio, Institutional Class, 4.78%(c)(d)	5,097,908	5,097,908
Total Money Market Funds (Cost $7,842,939)		7,842,939
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.42% (Cost $725,088,064)		2,168,268,581
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.05%
Invesco Private Government Fund, 4.96%(c)(d)(e)	6,216,686	6,216,686

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(c)(d)(e)	16,337,407	$16,343,942
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,560,628)		22,560,628
TOTAL INVESTMENTS IN SECURITIES—101.47% (Cost $747,648,692)		2,190,829,209
OTHER ASSETS LESS LIABILITIES–(1.47)%		(31,711,848)
NET ASSETS–100.00%		$2,159,117,361
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,503,675	$41,541,776	$(42,300,420)	$-	$-	$2,745,031	$64,796
Invesco Liquid Assets Portfolio, Institutional Class	2,437,605	21,270,917	(23,708,098)	(638)	214	-	31,314
Invesco Treasury Portfolio, Institutional Class	4,004,200	58,215,792	(57,122,084)	-	-	5,097,908	88,743
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,119,637	248,541,586	(243,444,537)	-	-	6,216,686	393,864*
Invesco Private Prime Fund	2,931,846	416,737,405	(403,320,267)	(32)	(5,010)	16,343,942	1,043,813*
Total	$13,996,963	$786,307,476	$(769,895,406)	$(670)	$(4,796)	$30,403,567	$1,622,530

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$13,050,667	$—	$—	$13,050,667
China	58,456,600	14,540,666	—	72,997,266
Denmark	—	83,998,306	—	83,998,306
France	—	153,650,845	—	153,650,845
Germany	—	88,447,643	—	88,447,643
India	33,777,185	120,516,679	—	154,293,864
Israel	20,379,653	—	—	20,379,653
Italy	—	27,400,137	—	27,400,137
Japan	—	103,833,328	—	103,833,328
Netherlands	—	39,364,751	—	39,364,751
Spain	—	28,065,085	—	28,065,085
Sweden	—	111,865,756	—	111,865,756
Switzerland	—	18,496,196	—	18,496,196
United States	1,244,582,145	—	—	1,244,582,145
Money Market Funds	7,842,939	22,560,628	—	30,403,567
Total Investments	$1,378,089,189	$812,740,020	$—	$2,190,829,209
Invesco V.I. Global Fund